Note 22 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues
United States	202,814	165,115	133,263
Europe, Middle-East and Africa	82,596	80,094	77,576
Canada	27,304	18,167	15,667
Asia Pacific	13,077	11,795	10,933
	325,791	275,171	237,439

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Revenues
Services	284,654	241,543	204,376
Professional services and other	33,555	27,774	24,918
Licenses	7,582	5,854	8,145
	325,791	275,171	237,439

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31,	January 31,
	2020	2019
Total long-lived assets
United States	114,980	119,958
Europe, Middle-East and Africa	31,299	28,433
Canada	111,264	40,413
Asia-Pacific	13,144	–
	270,687	188,804